Note 9 - Investment in Juanicipio - Operations of Associate (Details) - Juanicipio [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Sales	$ 442,288	$ 215,736
Production cost	171,830	61,985
Depreciation and amortization	68,475	20,913
Cost of sales	240,305	82,898
Gross profit	201,983	132,838
Consulting and administrative expenses	(18,768)	(8,436)
Extraordinary mining and other duties	(4,945)	(349)
Equity method investment, summarized financial information, income statement, operating income (expenses)	178,270	124,053
Exchange losses and other	(2,937)	(5,160)
Interest expense	(18,524)	(2,298)
Income tax expense	(27,381)	(26,348)
Net income	129,428	90,247
MAG's 44% portion of net income	56,948	39,709
Interest on Juanicipio loans - MAG's 44%	8,150	1,058
MAG's 44% equity income	$ 65,099	$ 40,767